[photo of satellite dishes]


Semiannual Report February 29, 2000

Oppenheimer

Europe Fund


                                                   [Logo]OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS

During the past six months, the equity markets in Europe made a strong recovery from the late-1998 financial crisis that impacted markets worldwide.

The Fund was bolstered by investments in Europe's strongest markets and two high-performing sectors--technology and telecommunications.

    Contents

 1  President's Letter

 3  An Interview
    with Your Fund's
    Manager

10  Financial
    Statements

29  Officers and Trustees



----------------------
Cumulative
Total Returns

For the 6-Month Period
Ended 2/29/00*

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
24.42%      17.27%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
23.87%      18.87%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
23.99%      22.99%

Class Y
Without     With
Sales Chg.  Sales Chg.
----------------------
24.56%      24.56%
----------------------




-----------------------
  Not FDIC Insured.
  No Bank Guarantee.
  May Lose Value.
-----------------------
 *See page 8 for further details.

PRESIDENT'S LETTER

[begin callout]

[photo of Bridget A. Macaskill]
Bridget A. Macaskill
President
Oppenheimer
Europe Fund

[end callout]


Dear Shareholder,

     For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

     Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

     That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

     The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.



1 | OPPENHEIMER EUROPE FUND
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
PRESIDENT'S LETTER

     Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

     While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

     What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

     We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill
Bridget A. Macaskill
March 21, 2000



2 | OPPENHEIMER EUROPE FUND
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

AN INTERVIEW WITH YOUR FUND'S MANAGER


[begin callout]

[photo of Shanquan Li and Bill Wilby]
Portfolio Management Team (l to r)
Shanquan Li(1)
Bill Wilby

[end callout]

Q
How did the Fund perform?

A. Oppenheimer Europe Fund performed very well during the six-month period that ended February 29, 2000. This was a volatile period for many of Europe's markets, which suffered declines during the summer and early fall of 1999, then rebounded rapidly as 1999 drew to an end. The strong results for Europe's equity markets and the Fund can be attributed to major changes in Europe's economic and investing "landscape."

What are these "major changes?"

Early in 1999, the 11 European countries that form the European Monetary Union
(EMU) introduced a single currency, the euro. Combined with the abolition of trade barriers during the past few years and the formation of a pan-European central bank, the euro helped to create the second largest marketplace in the world (after the United States). These adjustments also paved the way for changes in how Europe does business. Cross-border mergers and acquisitions are now easier to effect and potentially more worthwhile.

     In fact, mergers-and-acquisitions activity in Europe reached an all-time high in 1999 and involved a large number of hostile transactions, including the first hostile takeover of a major German corporation. In February 2000, U.K.'s Vodaphone completed a forced merger with Germany's Mannesmann, creating the world's largest telecommunications firm.


1. Effective March 1, 2000, Shanquan Li became the sole portfolio manager of the Fund.


3 | OPPENHEIMER EUROPE FUND
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
AN INTERVIEW WITH YOUR FUND'S MANAGER


[begin callout]

"Europe's growth,
both past and future,
is the by-product of a
new infrastructure
and a new attitude
toward investing."

[end callout]


Why is this mergers-and-acquisitions activity so significant?

A merger of this nature would have been inconceivable in Europe even as recently as five years ago. Its occurrence reflects the new infrastructure of Europe, as well as a new attitude toward investing. Europe is now embracing the emphasis on shareholder value that has driven U.S. markets to record levels since 1992. The most significant result of the Vodaphone-Mannesmann merger may be that it set a new precedent; Mannesmann was pressured to accept the bid from Vodaphone because it furthered shareholders' interests.

     Europeans have begun to invest heavily in their own markets, spurred by this new awareness of shareholder expectations and by a movement toward lower capital gains taxes. Germany slashed its capital-gain tax rate by 50%, and France began discussions about the same topic. Both contributed to the European markets' strong performance in the final quarter of 1999.

Which countries or companies benefited most from these changes?

The countries that make up the EMU showed the strongest growth. But just as in the United States, the real winners were the technology companies and, by association, countries with markets dominated by technology stocks. Finland's market, driven largely by the telecommunications company, Nokia Corp., was the strongest market in Europe. More recently, the technology-heavy market in Sweden has been a strong performer.



4 | OPPENHEIMER EUROPE FUND
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



[begin callout]

Average Annual
Total Returns
For the Periods Ended 3/31/00(2)

Class A         Since
1-Year          Inception
-------------------------
22.06%          20.20%

Class B         Since
1-Year          Inception
-------------------------
23.31%          22.13%

Class C         Since
1-Year          Inception
-------------------------
27.69%          26.22%

Class Y         Since
1-Year          Inception
-------------------------
29.65%          27.08%

[end callout]


To a lesser extent, we saw strong performance among certain exporters, due to the decline of the euro. After a strong early start, the currency has steadily lost value through the end of 1999 and, by January 2000, broke parity with the dollar. The weak euro meant that an item's cost, when translated into a stronger currency such as the U.S. dollar, was relatively inexpensive and therefore attractive to buyers outside Europe.

How did you invest the Fund's assets while all of this change was taking place?

As always, we relied on a quantitative model that analyzes thousands of stocks before selecting roughly 100 that meet our criteria: strong earning growth, relative strength and an attractive "dynamic price-earnings ratio." The last is an assessment of how sensitive a stock is to changes based on analysts' earnings projections. Overlaying these quantitative results with qualitative fundamental research led us to invest a fair amount of assets in the United Kingdom, one of Europe's strongest markets, and in companies that stand to benefit from the shareholder-value movement, restructuring and the trend toward new technologies.

Which stocks contributed the most to the Fund's performance?(3)

The drivers of performance were technology and telecommunications. One of our largest holdings, IONA Technologies plc (Ireland), was also the Fund's top-performing stock. IONA is a leading vendor of standards-based platform middleware--products and services that help companies integrate various hardware platforms, network protocols, programming languages and operating systems.




2. See page 8 for further details.
3. The Fund's portfolio is subject to change.



5 | OPPENHEIMER EUROPE FUND
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


AN INTERVIEW WITH YOUR FUND'S MANAGER


Our fourth largest holding, Vodaphone Group plc, was one of several strong telecom stocks in the portfolio. Europe leads the world in wireless mobile communications. In contrast to the United States, it has a single standard for mobile phone technology, and many Europeans expect to access the Internet via their hand-held cellular phones rather than desktop PCs. The result is a telecommunications market with more innovation, strategic alliances and merger activity.

     On the flip side, financial stocks were the major detractors from performance, due to the euro's weakness, uncertainty regarding the direction of interest rates and concerns about how the Internet may impact traditional banking.

     As always, please keep in mind that investing in foreign securities entails additional expenses and risks, including foreign currency fluctuations.

What is your outlook for European markets in the coming months?

We're very positive on Europe's prospects. Much like the United States in 1989, Europe has entered an era of restructuring that should bode well for investors. As a condition of membership, the EMU countries must keep their inflation rates at 3% or less, and the central bank is committed to helping them do so. Europe's population is relatively wealthy, aging, and for the first time, must look to its own investments to help fund retirement. The speculation that initially drove up the value of the euro has abated and a more stable currency should emerge. For all these reasons, we believe Europe and Oppenheimer Europe Fund will remain an important part of The Right Way to Invest.




6 | OPPENHEIMER EUROPE FUND
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



[begin callout]
-----------------------
Regional Allocation(4)
o Europe          93.4%
o Emerging
  Europe           3.7
o United States/
  Canada           2.9
-----------------------
[end callout]



Top 10 Country Holdings(4)
----------------------------------------------------------------
Great Britain                                        33.4%
----------------------------------------------------------------
Germany                                              19.9
----------------------------------------------------------------
France                                                8.0
----------------------------------------------------------------
Belgium                                               7.8
----------------------------------------------------------------
The Netherlands                                       6.3
----------------------------------------------------------------
Switzerland                                           5.4
----------------------------------------------------------------
Sweden                                                4.1
----------------------------------------------------------------
United States                                         2.9
----------------------------------------------------------------
Finland                                               2.5
----------------------------------------------------------------
Greece                                                2.5


Top 10 Stock Holdings(5)
----------------------------------------------------------------
Ares-Serono Group, Cl. B                              3.0%
----------------------------------------------------------------
ASM Lithography Holding NV                            3.0
----------------------------------------------------------------
Ubizen                                                2.8
----------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                     2.8
----------------------------------------------------------------
IONA Technologies plc, ADR                            2.7
----------------------------------------------------------------
Singular Software SA                                  2.5
----------------------------------------------------------------
Elan Corp. plc, ADR                                   2.2
----------------------------------------------------------------
IXOS Software AG                                      2.1
----------------------------------------------------------------
EM.TV & Merchandising AG                              2.0
----------------------------------------------------------------
Business Objects SA, Sponsored ADR                    2.0


4. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on total market value of investments.
5. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on net assets.



7 | OPPENHEIMER EUROPE FUND
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


NOTES


In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. These total returns cover a short period of time, and may not be representative of performance of a fund, such as Oppenheimer Europe Fund, that seeks capital appreciation for long-term investors. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 3/1/99. Class A returns include the current maximum initial sales charge of 5.75% except where noted.

Class B shares were first publicly offered on 3/1/99. Class B returns include the applicable contingent deferred sales charge 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares were first publicly offered on 3/1/99. Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares were first publicly offered on 3/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.



8 | OPPENHEIMER EUROPE FUND
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


                                                  Financials






















9 | OPPENHEIMER EUROPE FUND
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

STATEMENT OF INVESTMENTS  February 29, 2000 / Unaudited


                                                                        Market Value
                                                             Shares      See Note 1
======================================================================================

 Common Stocks--103.2%
--------------------------------------------------------------------------------------
 Basic Materials--1.7%
--------------------------------------------------------------------------------------
 Chemicals--0.8%
 Imperial Chemical Industries plc                             15,000     $  115,206
--------------------------------------------------------------------------------------
 Metals--0.9%
--------------------------------------------------------------------------------------
 Eramet SA(1)                                                  2,500        136,958
--------------------------------------------------------------------------------------
 Capital Goods--6.6%
--------------------------------------------------------------------------------------
 Industrial Services--3.7%
 ACG AG(1)                                                       800        223,008
--------------------------------------------------------------------------------------
 Adecco SA(1)                                                    120         94,941
--------------------------------------------------------------------------------------
 Matalan plc                                                  25,000        226,938
                                                                         -------------
                                                                            544,887
--------------------------------------------------------------------------------------
 Manufacturing--2.9%
 ESEC Holding AG(1)                                              100        239,151
--------------------------------------------------------------------------------------
 JOT Automation Group Oyj(1)                                  16,700        187,318
                                                                         -------------
                                                                            426,469
--------------------------------------------------------------------------------------
 Communication Services--8.2%
--------------------------------------------------------------------------------------
 Telecommunications: Long Distance--7.0%
 NetCom Systems AB, B Shares(1)                                3,000        285,731
--------------------------------------------------------------------------------------
 Orange plc, ADR(1)                                            1,100        230,334
--------------------------------------------------------------------------------------
 Telegate AG(1)                                                2,000        296,542
--------------------------------------------------------------------------------------
 Teles AG(1)                                                   7,000        236,560
                                                                         -------------
                                                                          1,049,167
--------------------------------------------------------------------------------------
 Telephone Utilities--1.2%
 Matav RT, Sponsored ADR(1)                                    4,000        183,750
--------------------------------------------------------------------------------------
 Consumer Cyclicals--11.7%
--------------------------------------------------------------------------------------
 Autos & Housing--1.1%
 Taylor Woodrow plc(2)                                        79,400        169,848
--------------------------------------------------------------------------------------
 Consumer Services--1.7%
 Randstad Holding NV(1)                                        5,900        254,771
--------------------------------------------------------------------------------------
 Leisure & Entertainment--1.4%
 Kinowelt Medien AG(1)                                         4,020        213,843
--------------------------------------------------------------------------------------
 Media--2.8%
 Future Network plc (The)(1)                                   7,500        108,338
--------------------------------------------------------------------------------------
 Informa Group plc                                            11,300        142,714
--------------------------------------------------------------------------------------
 Modern Times Group MTG AB, Sponsored ADR(1)                     600        164,400
                                                                         -------------
                                                                            415,452



10 | OPPENHEIMER EUROPE FUND
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

                                                                        Market Value
                                                             Shares      See Note 1
--------------------------------------------------------------------------------------
 Retail: Specialty--4.7%
 Cortefiel SA                                                  4,100       $ 87,634
--------------------------------------------------------------------------------------
 Fitness First plc(1)                                         10,700        229,732
--------------------------------------------------------------------------------------
 JJB Sports plc                                               23,600        201,190
--------------------------------------------------------------------------------------
 Marionnaud Parfumeries SA(1)                                  2,500        189,311
                                                                           -----------
                                                                            707,867
--------------------------------------------------------------------------------------
 Consumer Staples--7.3%
--------------------------------------------------------------------------------------
 Broadcasting--3.2%
 EM.TV & Merchandising AG                                      3,000        298,949
--------------------------------------------------------------------------------------
 Intertainment AG(1)                                           1,900        174,974
                                                                           -----------
                                                                            473,923
--------------------------------------------------------------------------------------
 Entertainment--2.0%
 Edel Music AG(1)                                              3,000        105,427
--------------------------------------------------------------------------------------
 Northern Leisure plc(1)                                      91,700        195,435
                                                                           -----------
                                                                            300,862
--------------------------------------------------------------------------------------
 Food--1.6%
 Compass Group plc                                            19,700        235,274
--------------------------------------------------------------------------------------
 Food & Drug Retailers--0.5%
 Superdiplo SA(1)                                              4,600         74,361
--------------------------------------------------------------------------------------
 Energy--2.5%
--------------------------------------------------------------------------------------
 Oil: Domestic--0.6%
 Enterprise Oil plc                                           17,000         85,210
--------------------------------------------------------------------------------------
 Oil: International--1.9%
 BP Amoco plc, ADR                                             1,600         75,200
--------------------------------------------------------------------------------------
 Royal Dutch Petroleum Co., NY Shares                          1,500         78,750
--------------------------------------------------------------------------------------
 Total SA, B Shares(1)                                         1,000        132,385
                                                                           -----------
                                                                            286,335
--------------------------------------------------------------------------------------
 Financial--8.0%
--------------------------------------------------------------------------------------
 Banks--5.3%
 Barclays plc                                                  4,900        118,046
--------------------------------------------------------------------------------------
 Cammell Laird Holdings plc                                  123,400        204,552
--------------------------------------------------------------------------------------
 HSBC Holdings plc                                             7,000         81,500
--------------------------------------------------------------------------------------
 Lloyds TSB Group plc                                         11,000        101,242
--------------------------------------------------------------------------------------
 Royal Bank of Scotland Group plc (The)                       17,200        226,190
--------------------------------------------------------------------------------------
 UniCredito Italiano SpA(1)                                   14,000         51,625
                                                                           -----------
                                                                            783,155


11 | OPPENHEIMER EUROPE FUND
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

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                        Market Value
                                                             Shares      See Note 1
--------------------------------------------------------------------------------------
 Diversified Financial--2.0%
 Cattles plc                                                  18,200     $   63,498
--------------------------------------------------------------------------------------
 Gold-Zack AG(1)                                               2,300        241,374
                                                                         -------------
                                                                            304,872
--------------------------------------------------------------------------------------
 Insurance--0.7%
 Sun Life & Provincial Holdings plc(1)                        10,400         57,054
--------------------------------------------------------------------------------------
 Zurich Allied AG(1)                                             100         42,376
                                                                         -------------
                                                                             99,430
--------------------------------------------------------------------------------------
 Healthcare--11.2%
--------------------------------------------------------------------------------------
 Healthcare/Drugs--11.2%
 Ares-Serono Group, Cl. B(1)                                     140        453,129
--------------------------------------------------------------------------------------
 Celltech Chiroscience plc(1)                                 11,700        246,770
--------------------------------------------------------------------------------------
 Elan Corp. plc, ADR(1)                                        7,800        320,775
--------------------------------------------------------------------------------------
 Ontex(1)                                                      3,600        239,160
--------------------------------------------------------------------------------------
 Shire Pharmaceuticals Group plc, ADR(1)                       4,200        201,600
--------------------------------------------------------------------------------------
 SmithKline Beecham plc                                        8,054         90,212
--------------------------------------------------------------------------------------
 Zeneca Group plc                                              3,800        123,521
                                                                         -------------
                                                                          1,675,167
--------------------------------------------------------------------------------------
 Healthcare/Supplies & Services--0.0%
 Ion Beam Applications SA1,(3)                                   300              3
--------------------------------------------------------------------------------------
 Technology--44.6%
--------------------------------------------------------------------------------------
 Computer Services--7.6%
 Connecta AB(1)                                                3,500        184,042
--------------------------------------------------------------------------------------
 Debitel AG(1)                                                 5,300        213,656
--------------------------------------------------------------------------------------
 Systematics AG(1)                                             3,000        150,197
--------------------------------------------------------------------------------------
 Ubizen(1)                                                     2,500        421,225
--------------------------------------------------------------------------------------
 Unit 4(1)                                                     2,500        156,455
                                                                         -------------
                                                                          1,125,575





12 | OPPENHEIMER EUROPE FUND
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



                                                                        Market Value
                                                             Shares      See Note 1
--------------------------------------------------------------------------------------
 Computer Software--22.8%
 Business Objects SA, Sponsored ADR(1)                         2,600     $  298,675
--------------------------------------------------------------------------------------
 Eidos plc, Sponsored ADR(1)                                  19,500        226,687
--------------------------------------------------------------------------------------
 Infomatec Integrated Information Systems AG(1)                4,800        202,881
--------------------------------------------------------------------------------------
 IONA Technologies plc, ADR(1)                                 4,700        398,325
--------------------------------------------------------------------------------------
 IXOS Software AG(1)                                           4,500        316,280
--------------------------------------------------------------------------------------
 Lernout & Hauspie Speech Products NV(1)                       2,800        296,625
--------------------------------------------------------------------------------------
 MERANT plc, Sponsored ADR(1)                                  5,200        152,425
--------------------------------------------------------------------------------------
 Nemetschek AG(1)                                              3,000        183,413
--------------------------------------------------------------------------------------
 Real Software Group NV(1)                                     3,000        246,958
--------------------------------------------------------------------------------------
 Sage Group plc (The)                                         18,600        234,176
--------------------------------------------------------------------------------------
 SER Systeme AG(1)                                             4,600        195,314
--------------------------------------------------------------------------------------
 Singular Software SA                                          7,900        379,239
--------------------------------------------------------------------------------------
 Titus Interactive(1)                                          3,600        261,516
                                                                         -------------
                                                                          3,392,514

--------------------------------------------------------------------------------------
 Communications Equipment--5.4%
 Datasave AG(1)                                                  115          2,519
--------------------------------------------------------------------------------------
 Nokia Corp., A Shares, Sponsored ADR(1)                       1,000        198,313
--------------------------------------------------------------------------------------
 Pace Micro Technology plc                                    10,500        184,412
--------------------------------------------------------------------------------------
 Vodafone Group plc, Sponsored ADR                             7,200        415,350
                                                                         -------------
                                                                            800,594

--------------------------------------------------------------------------------------
 Electronics--8.8%
 A Novo SA(1)                                                  1,000        206,617
--------------------------------------------------------------------------------------
 ASM International NV(1)                                       6,100        199,013
--------------------------------------------------------------------------------------
 ASM Lithography Holding NV(1)                                 3,500        448,438
--------------------------------------------------------------------------------------
 Austria Technologie & Systemtechnik AG(1)                     2,200        169,453
--------------------------------------------------------------------------------------
 Koninklijke (Royal) Philips Electronics NV, NY Registered
 Shares(1)                                                     1,500        287,250
                                                                         -------------
                                                                          1,310,771



13 | OPPENHEIMER EUROPE FUND
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

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                        Market Value
                                                             Shares      See Note 1
--------------------------------------------------------------------------------------
 Transportation--1.4%
--------------------------------------------------------------------------------------
 Shipping--1.4%
 D/S 1912, B Shares(1)                                            20    $   207,947
--------------------------------------------------------------------------------------
 Total Investments, at Value  (Cost $13,408,025)               103.2%    15,374,211
--------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                          (3.2)      (483,046)
                                                             -------------------------
 Net Assets                                                    100.0%   $14,891,165
                                                             =========================






 FOOTNOTES TO STATEMENT OF INVESTMENTS

 1. Non-income-producing security.

 2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

 3. Identifies issues considered to be illiquid or restricted--see Note 6 of Notes to Financial Statements.

 Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:


 Geographic Diversification                              Market Value          Percent
-----------------------------------------------------------------------------------------
 Great Britain                                           $ 5,140,981             33.4%
 Germany                                                   3,054,937             19.9
 France                                                    1,225,461              8.0
 Belgium                                                   1,203,971              7.8
 The Netherlands                                             976,239              6.3
 Switzerland                                                 829,597              5.4
 Sweden                                                      634,173              4.1
 United States                                               448,438              2.9
 Finland                                                     385,630              2.5
 Greece                                                      379,239              2.5
 Ireland                                                     320,775              2.1
 Denmark                                                     207,947              1.4
 Hungary                                                     183,750              1.2
 Austria                                                     169,453              1.1
 Spain                                                       161,995              1.1
 Italy                                                        51,625              0.3
                                                         --------------------------------
 Total                                                   $15,374,211            100.0%
                                                         ================================


See accompanying Notes to Financial Statements.



14 | OPPENHEIMER EUROPE FUND
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

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


February 29, 2000

=======================================================================================
 Assets
 Investments, at value (cost $13,408,025)--see accompanying statement   $15,374,211
---------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                         128,357
 Investments sold                                                            88,067
 Dividends                                                                   16,362
 Other                                                                        1,554
                                                                        ---------------
 Total assets                                                            15,608,551
=======================================================================================
 Liabilities
 Bank overdraft                                                             269,146
---------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency exchange contracts               1,869
---------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                      423,483
 Distribution and service plan fees                                           3,705
 Transfer and shareholder servicing agent fees                                  989
 Shares of beneficial interest redeemed                                         367
 Trustees' compensation                                                         203
 Other                                                                       17,624
                                                                        --------------
 Total liabilities                                                          717,386
======================================================================================
 Net Assets                                                             $14,891,165
                                                                        ==============
======================================================================================
 Composition of Net Assets
 Paid-in capital                                                        $12,802,435
--------------------------------------------------------------------------------------
 Overdistributed net investment income                                      (52,931)
--------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency transactions                                              180,713
--------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                 1,960,948
                                                                        --------------
 Net assets                                                             $14,891,165
                                                                        ==============


See accompanying Notes to Financial Statements.


15 | OPPENHEIMER EUROPE FUND
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

STATEMENT OF ASSETS AND LIABILITIES

Unaudited/Cont'd

=======================================================================================
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets
 of $9,393,136 and 736,205 shares of beneficial interest outstanding)        $12.76
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                 $13.54
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,534,131 and 358,095 shares of beneficial interest
 outstanding)                                                                $12.66
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
 assets of $962,621 and 75,726 shares of beneficial interest outstanding)    $12.71
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $1,277 and 100 shares of beneficial interest
 outstanding)                                                                $12.77




See accompanying Notes to Financial Statements.



16 | OPPENHEIMER EUROPE FUND
   |
   |

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended February 29, 2000

=======================================================================================
 Investment Income
 Dividends (net of foreign withholding taxes of $661)                    $   31,931
---------------------------------------------------------------------------------------
 Interest                                                                     8,394
                                                                         --------------
 Total income                                                                40,325
=======================================================================================
 Expenses
 Management fees                                                             33,547
---------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                      4,605
 Class B                                                                     11,304
 Class C                                                                      1,718
---------------------------------------------------------------------------------------
 Shareholder reports                                                         16,124
---------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                 13,524
---------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                9,545
---------------------------------------------------------------------------------------
 Custodian fees and expenses                                                  1,277
---------------------------------------------------------------------------------------
 Trustees' compensation                                                         190
---------------------------------------------------------------------------------------
 Other                                                                        2,546
                                                                         --------------
 Total expenses                                                              94,380
 Less expenses paid indirectly                                               (1,126)
                                                                         --------------
 Net expenses                                                                93,254
=======================================================================================
 Net Investment Loss                                                        (52,929)
=======================================================================================
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                                486,985
 Foreign currency transactions                                             (121,540)
                                                                         --------------
 Net realized gain                                                          365,445
---------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                              2,247,532
 Translation of assets and liabilities denominated in
 foreign currencies                                                        (395,044)
                                                                         --------------
 Net change                                                               1,852,488
                                                                         --------------
 Net realized and unrealized gain                                         2,217,933
=======================================================================================
 Net Increase in Net Assets Resulting from Operations                    $2,165,004
                                                                         ==============




See accompanying Notes to Financial Statements.


17 | OPPENHEIMER EUROPE FUND
   |
   |

STATEMENTS OF CHANGES IN NET ASSETS



                                                          Six Months         Period
                                                               Ended          Ended
                                                   February 29, 2000     August 31,
                                                         (Unaudited)        1999(1)
=======================================================================================
 Operations
 Net investment income (loss)                            $   (52,929)    $    7,430
---------------------------------------------------------------------------------------
 Net realized gain                                           365,445        188,990
---------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation     1,852,488        108,460
                                                         ------------------------------
 Net increase in net assets resulting from operations      2,165,004        304,880

=======================================================================================
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                     (8,674)             --
 Class Y                                                         (2)             --
---------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                   (265,300)             --
 Class B                                                    (99,659)             --
 Class C                                                     (8,709)             --
 Class Y                                                        (54)             --

=======================================================================================
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                   3,886,135      4,078,125
 Class B                                                   3,152,681        819,920
 Class C                                                     737,108        128,710
 Class Y                                                          --          1,000

=======================================================================================
 Net Assets
 Total increase                                            9,558,530      5,332,635
---------------------------------------------------------------------------------------
 Beginning of period                                       5,332,635             --
                                                         ------------------------------
 End of period [including accumulated net investment
 income (loss) of $(52,931) and $8,674, respectively]    $14,891,165     $5,332,635
                                                         ==============================



 1. For the period from March 1, 1999 (commencement of operations) to August 31, 1999.





 See accompanying Notes to Financial Statements.


18 | OPPENHEIMER EUROPE FUND
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   |

FINANCIAL HIGHLIGHTS


                                                                            Class A                        Class B
                                                          Six Months                     Six Months
                                                               Ended         Period           Ended         Period
                                                            Feb. 29,          Ended        Feb. 29,          Ended
                                                                2000       Aug. 31,            2000       Aug. 31,
                                                         (Unaudited)        1999(1)     (Unaudited)        1999(1)
========================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                         $10.78         $10.00          $10.73         $10.00
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   (.02)           .02            (.06)          (.03)
 Net realized and unrealized gain                               2.56            .76            2.53            .76
                                                              ----------------------------------------------------------
 Total income from investment operations                        2.54            .78            2.47            .73
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.02)            --              --             --
 Distributions from net realized gain                           (.54)            --            (.54)            --
                                                              ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                (.56)            --            (.54)            --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $12.76         $10.78          $12.66         $10.73
                                                              ==========================================================

========================================================================================================================
 Total Return, at Net Asset Value(2)                           24.42%          7.80%          23.87%          7.30%
========================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                     $9,393         $4,347          $4,534           $851
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $5,831         $3,473          $2,290           $401
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:3
 Net investment income (loss)                                  (1.00)%         0.54%          (1.82)%        (0.87)%
 Expenses                                                       1.98%          1.61%           2.81%          2.60%
 Expenses, net of indirect expenses                             1.95%           N/A            2.78%           N/A
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate4                                        108%            83%            108%            83%






 1. For the period from March 1, 1999 (commencement of operations) to August 31, 1999.

 2. Assumes a $1,000 hypothetical initial investment on the business day before commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

 3. Annualized for periods of less than one full year.

 4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $17,128,066 and $9,272,173, respectively.

 See accompanying Notes to Financial Statements.



19 | OPPENHEIMER EUROPE FUND
   |
   |

FINANCIALS HIGHLIGHTS  Continued

                                                                            Class C                        Class Y
                                                          Six Months                     Six Months
                                                               Ended         Period           Ended         Period
                                                            Feb. 29,          Ended        Feb. 29,          Ended
                                                                2000       Aug. 31,            2000       Aug. 31,
                                                         (Unaudited)        1999(1)     (Unaudited)        1999(1)
=======================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                         $10.76         $10.00          $10.78         $10.00
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   (.04)          (.02)             --            .04
 Net realized and unrealized gain                               2.53            .78            2.55            .74
                                                              ---------------------------------------------------------
 Total income from investment operations                        2.49            .76            2.55            .78
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --             --            (.02)            --
 Distributions from net realized gain                           (.54)            --            (.54)            --
                                                              ---------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                (.54)            --            (.56)            --
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $12.71         $10.76          $12.77         $10.78
                                                              =========================================================

=======================================================================================================================
 Total Return, at Net Asset Value(2)                           23.99%          7.60%          24.56%          7.80%
=======================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                       $963           $133              $1             $1
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $350           $ 52              $1             $1
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                  (1.84)%        (0.82)%         (0.83)%         0.65%
 Expenses                                                       2.77%          2.57%           1.80%          1.52%
 Expenses, net of indirect expenses                             2.74%           N/A            1.77%           N/A
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                                      108%            83%            108%            83%

 1. For the period from March 1, 1999 (commencement of operations) to August 31, 1999.

 2. Assumes a $1,000 hypothetical initial investment on the business day before commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

 3. Annualized for periods of less than one full year.

 4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $17,128,066 and $9,272,173, respectively.

 See accompanying Notes to Financial Statements.


20 | OPPENHEIMER EUROPE FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
1. Significant Accounting Policies

Oppenheimer Europe Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.





21 | OPPENHEIMER EUROPE FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
1. Significant Accounting Policies Continued

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2000, a provision of $203 was made for the Fund's projected benefit obligations resulting in an accumulated liability of $203 as of February 29, 2000.



22 | OPPENHEIMER EUROPE FUND
   |
   |

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




23 | OPPENHEIMER EUROPE FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:



                    Six Months Ended February 29, 2000      Period Ended August 31, 1999(1)
                                 Shares         Amount             Shares         Amount
-------------------------------------------------------------------------------------------
 Class A
 Sold                           443,938    $ 5,146,555            481,772     $4,876,962
 Dividends and/or
 distributions reinvested        13,787        150,971                 --             --
 Redeemed                      (124,785)    (1,411,391)           (78,507)      (798,837)
                               ------------------------------------------------------------
 Net increase                   332,940    $ 3,886,135            403,265     $4,078,125
                               ============================================================

-------------------------------------------------------------------------------------------
 Class B
 Sold                           302,420    $ 3,433,922             81,470     $  842,190
 Dividends and/or
 distributions reinvested         8,944         97,403                 --             --
 Redeemed                       (32,648)      (378,644)            (2,091)       (22,270)
                               ------------------------------------------------------------
 Net increase                   278,716    $ 3,152,681             79,379     $  819,920
                               ============================================================

-------------------------------------------------------------------------------------------
 Class C
 Sold                            76,790    $   890,134             18,532     $  190,808
 Dividends and/or
 distributions reinvested           792          8,654                 --             --
 Redeemed                       (14,235)      (161,680)            (6,153)       (62,098)
                               ------------------------------------------------------------
 Net increase                    63,347    $   737,108             12,379     $  128,710
                               ============================================================

-------------------------------------------------------------------------------------------
 Class Y
 Sold                                --    $        --                100     $    1,000
 Dividends and/or
 distributions reinvested            --             --                 --             --
 Redeemed                            --             --                 --             --
                               ------------------------------------------------------------
 Net increase                        --    $        --                100     $    1,000
                               ============================================================



1. For the period from March 1, 1999 (commencement of operations) to August 31, 1999.




24 | OPPENHEIMER EUROPE FUND
   |
   |

================================================================================
 3. Unrealized Gains and Losses on Securities

 As of February 29, 2000, net unrealized appreciation on securities of $1,966,186 was composed of gross appreciation of $2,703,311, and gross depreciation of $737,125.

================================================================================
 4. Fees and Other Transactions with Affiliates

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. The Fund's management fee for the six months ended February 29, 2000 was 0.80% of average net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
 Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                        Aggregate            Class A        Commissions       Commissions       Commissions
                        Front-End          Front-End         on Class A        on Class B        on Class C
                    Sales Charges      Sales Charges             Shares            Shares            Shares
                       on Class A        Retained by        Advanced by       Advanced by       Advanced by
 Six Months Ended          Shares        Distributor        Distributor(1)    Distributor(1)    Distributor(1)
----------------------------------------------------------------------------------------------------------------
 February 29, 2000        $25,468             $9,961             $1,959           $46,586            $4,377


 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                                        Class A                      Class B                      Class C
                            Contingent Deferred          Contingent Deferred          Contingent Deferred
                                  Sales Charges                Sales Charges                Sales Charges
 Six Months Ended       Retained by Distributor      Retained by Distributor      Retained by Distributor
--------------------------------------------------------------------------------------------------------------
 February 29, 2000                          $--                          $--                          $--



25 | OPPENHEIMER EUROPE FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


================================================================================
 4. Fees and Other Transactions with Affiliates  Continued
 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class C shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $4,605, all of which was paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

       The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.




26 | OPPENHEIMER EUROPE FUND
   |
   |

Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:


                                                               Distributor's     Distributor's
                                                                   Aggregate      Unreimbursed
                                                                Unreimbursed     Expenses as %
                         Total Payments     Amount Retained         Expenses     of Net Assets
                             Under Plan      by Distributor       Under Plan          of Class
----------------------------------------------------------------------------------------------
 Class B Plan                   $11,304              $9,535          $66,074              1.46%
 Class C Plan                     1,718               1,097            3,940              0.41



================================================================================
 5. Foreign Currency Contracts

       A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

       The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

       The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

       Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

 As of February 29, 2000, the Fund had outstanding foreign currency contracts as follows:


                                                    Contract    Valuation as of       Unrealized
 Contract Description     Expiration Date      Amount (000s)      Feb. 29, 2000     Depreciation
---------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Swiss Franc (CHF)                 3/2/00            CHF 391           $234,377           $1,869






27 | OPPENHEIMER EUROPE FUND
   |
   |

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


================================================================================
 6. Illiquid or Restricted Securities

 As of February 29, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of February 29, 2000, was $3.

================================================================================
 7. Bank Borrowings

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

       The Fund had no borrowings outstanding during the period ended February 29, 2000.







28 | OPPENHEIMER EUROPE FUND
   |
   |

OPPENHEIMER EUROPE FUND

================================================================================
 Officers and Trustees   Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Shanquan Li, Vice President
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary
================================================================================
 Investment Advisor      OppenheimerFunds, Inc.
================================================================================
 Distributor             OppenheimerFunds Distributor, Inc.
================================================================================
 Transfer and            OppenheimerFunds Services
 Shareholder
 Servicing Agent
================================================================================
 Custodian of            The Bank of New York
 Portfolio Securities
================================================================================
 Independent Auditors    KPMG LLP
================================================================================
 Legal Counsel           Mayer, Brown & Platt

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Europe Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Europe Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.




29 | OPPENHEIMER EUROPE FUND
   |
   |

INFORMATION AND SERVICES




                         As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


--------------------------------------------------------------------------------
                         Internet 24-hr access to account information and transactions
                         www.oppenheimerfunds.com
                         ------------------------------------------------------
                         General Information
                         Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
                         1.800.525.7048
                         ------------------------------------------------------
                         Telephone Transactions
                         Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
                         1.800.852.8457
                         ------------------------------------------------------
                         PhoneLink
                         24-hr automated information and automated transactions 1.800.533.3310
                         ------------------------------------------------------
                         Telecommunications Device for the Deaf (TDD)
                         Mon-Fri 8:30am-7pm ET
                         1.800.843.4461
                         ------------------------------------------------------
                         OppenheimerFunds Information Hotline
                         24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104
                         ------------------------------------------------------
                         Transfer and Shareholder Servicing Agent
                         OppenheimerFunds Services
                         P.O. Box 5270, Denver, CO 80217-5270
-------------------------------------------------------------------------------





                                                       [Logo]OppenheimerFunds(R)
                                                             Distributor, Inc.

RS0261.001.0200  April 28, 2000